Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Significant accounting policies
Summary of property and equipment

Aircraft	12 years
Leasehold improvements	5 years
Aircraft equipment	12 years
Computer equipment and peripherals	5 years
Tools	5 years
Heavy maintenance — engines	5 to 6 years
Heavy maintenance — structural checks	2 to 10 years
Engines	12 years
Furniture and fixtures	10 years
Simulators	20 years
Vehicles	5 years